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                           SUN CAPITAL ADVISERS TRUST

                              SC Alger Growth Fund
                          SC Alger Income & Growth Fund

        Supplement dated April 16, 2002 to Prospectus dated April 1, 2002

In "The Funds' Goals and Strategies, Alger Growth Fund" on page 2, the following paragraph replaces the second paragraph under "Key Investments and Strategies":

Under normal conditions, the fund invests at least 65% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

In, "The Funds' Goals and Strategies, Alger Income & Growth Fund" on page 3, the following paragraph replaces the second paragraph under "Key Investments and Strategies":

Under normal conditions, the fund invests at least 65% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

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                           SUN CAPITAL ADVISERS TRUST

                              SC Alger Growth Fund
                          SC Alger Income & Growth Fund

     Supplement dated April 16, 2002 to Statement of Additional Information dated April 1, 2002



In "More Information About The Funds' Investments" on page 1, the following information replaces the second and third bullets under "Investment Strategy and Risks":

     o SC Alger Growth Fund invests primarily in equity securities of U.S. large capitalization companies. Under normal conditions, the fund invests at least 65% of its net assets in equity securities.

     o SC Alger Income & Growth Fund invests primarily in dividend paying equity securities, such as common or preferred stocks, with an emphasis on those which the subadviser believes also offer opportunities for capital appreciation. Under normal conditions, the fund invests at least 65% of its net assets in equity securities.